UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management, L.P.
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:
Steven J. Block				San Francisco, CA		February 4, 2003
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	1,735,447	(x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808				Nvest Cos. L.P.

<Page


NAME OF ISSUER		TITLE OF	CUSIP		VALUE		SHARES	INV.	 OTHER	AUTH
				CLASS				X1000	   			DISC	 MGR	   SOLE	SHARED	NONE

AMB Property               COM   00163T109       733      26,800  SH  Defined                      26,800
Allete Inc.                COM   018522102    25,597   1,128,600  SH  Defined                   1,033,000   95,600
American Eagle Outfitters  COM   02553E106    19,016   1,380,000  SH  Defined                   1,253,200  126,800
Arch Chemical Inc.         COM   03937R102    33,383   1,829,200  SH  Defined                   1,663,500  165,700
Borders Group              COM   099709107    46,706   2,901,000  SH  Defined         102,800   2,596,000  202,200
Brandywine Realty Trust    COM   105368203    12,177     558,300  SH  Defined                     535,200   23,100
Brascan Corp.              COM   10549P606    48,917   2,386,200  SH  Defined         133,700   2,099,600  152,900
Briggs & Stratton          COM   109043109    51,259   1,206,950  SH  Defined          48,800   1,072,550   85,600
Brookfield Properties Cor  COM   112900105     6,716     332,500  SH  Defined          83,800     248,700
CEC Entertainment, Inc.    COM   125137109    30,708   1,000,275  SH  Defined                     914,775   85,500
Cabot Corp.                COM   127055101    13,615     513,000  SH  Defined          58,200     381,500   73,300
Charming Shoppes           COM   161133103    20,755   4,965,250  SH  Defined                   4,552,050  413,200
Coinstar Inc.              COM   19259P300    43,528   1,921,750  SH  Defined                   1,746,950  174,800
Commonwealth Telephone En  COM   203349105     4,767     133,000  SH  Defined          33,000     100,000
Corn Products Intl Inc     COM   219023108    43,643   1,448,500  SH  Defined          59,400   1,285,500  103,600
DRS Technologies           COM   23330X100    35,929   1,146,800  SH  Defined                   1,044,000  102,800
Devon Energy Corp.         COM   25179M103     8,027     174,878  SH  Defined          25,580     149,298
Diamond Fields Int'l. Ltd  COM   252905203       484   1,467,150  SH  Defined                   1,467,150
Diamond Fields Int'l. Ltd  COM   252905203       728   2,205,333  SH  Defined                   2,105,333  100,000
Dress Barn Inc.            COM   261570105    33,963   2,553,600  SH  Defined                   2,315,200  238,400
Elder-Beerman Stores Corp  COM   284470101     4,806   2,669,800  SH  Defined                   2,423,350  246,450
Esterline Technologies Co  COM   297425100    28,698   1,624,100  SH  Defined                   1,471,700  152,400
First Industrial Realty    COM   32054K103    27,786     992,350  SH  Defined                     910,750   81,600
First Union Real Estate    COM   337400105     6,713   3,771,370  SH  Defined                   3,403,610  367,760
Flowers Foods, Inc.        COM   343498101    21,012   1,077,005  SH  Defined                     992,315   84,690
Freeport McMoran Copper &  COM   35671D857     9,049     539,300  SH  Defined                     530,300    9,000
GTECH Holdings Corp        COM   400518106    69,915   2,509,500  SH  Defined                   2,278,900  230,600
Genuine Parts Co           COM   372460105     7,013     227,700  SH  Defined          57,800     169,900
Glimcher Realty Trust      COM   379302102    10,185     573,800  SH  Defined                     473,500  100,300
Gold Fields Ltd. - SP ADR  COM   38059T106     9,842     705,000  SH  Defined                     513,100  191,900
Golden Star Resources      COM   38119T104     6,339   3,389,642  SH  Defined                   2,984,442  405,200
Golden Star Resources res  COM   38119T101     4,622   2,471,700  SH  Defined                   2,264,400  207,300
Hanover Compressor Co      COM   410768105    24,447   2,663,100  SH  Defined         102,600   2,393,700  166,800
Hasbro Inc.                COM   418056107    23,207   2,009,300  SH  Defined         102,300   1,773,900  133,100
Hawaiian Electric Inds     COM   419870100     8,400     191,000  SH  Defined                     165,800   25,200
Heritage Property Investm  COM   42725M107    20,098     804,900  SH  Defined          22,000     727,400   55,500
Hubbell Inc CL B           COM   443510201     4,997     142,200  SH  Defined                     138,500    3,700
IDT Corp-B                 COM   448947309    17,590   1,134,100  SH  Defined                   1,037,700   96,400
Imperial Parking Corp.     COM   453077109     4,114     192,512  SH  Defined                     175,404   17,108
JC Penney Co Inc (Hldg Co  COM   708160106    11,217     487,500  SH  Defined          82,400     405,100
Kelly Services Inc. - CL.  COM   488152208    41,336   1,672,850  SH  Defined          50,900   1,483,350  138,600
Kerr-McGee Corp            COM   492386107     6,299     142,200  SH  Defined          24,300     117,900
LaFarge North America Inc  COM   505862102    21,908     666,900  SH  Defined          54,700     566,000   46,200
Leucadia National          COM   527288104    66,889   1,792,793  SH  Defined          78,515   1,581,738  132,540
Liberty Media Corp. - A    COM   530718105    11,221   1,255,128  SH  Defined         240,687   1,014,441
Longs Drug Store           COM   543162101    30,661   1,478,350  SH  Defined          44,600   1,315,150  118,600
Mid-America Apartment Com  COM   59522J103     8,798     359,850  SH  Defined                     290,950   68,900
Nabors Industries Ltd      COM   G6359F103     8,052     228,300  SH  Defined          57,200     171,100
Newmont Mining             COM   651639106    58,218   2,005,428  SH  Defined          97,520   1,808,728   99,180
Noble Corp.                COM   G65422100     1,067      30,365  SH  Defined                      24,565    5,800
Ocular Sciences, Inc.      COM   675744106    15,917   1,025,550  SH  Defined                     946,050   79,500
Orient Express Hotel       COM   G67743107     8,331     617,100  SH  Defined                     562,900   54,200
Patterson-UTI Energy Inc.  COM   703481101    44,247   1,466,600  SH  Defined                   1,327,800  138,800
Perrigo Company            COM   714290103     8,275     681,050  SH  Defined                     643,050   38,000
Playboy Enterprises - Cl.  COM   728117201       166      18,150  SH  Defined                      18,150
Playboy Enterprises - Cl.  COM   728117300     5,936     586,000  SH  Defined                     569,100   16,900
Prentiss Properties Trust  COM   740706106     9,680     342,300  SH  Defined                     307,200   35,100
Prologis Trust             COM   743410102     2,761     109,800  SH  Defined                     109,800
R.R. Donnelley & Sons      COM   257867101     9,511     436,900  SH  Defined          73,800     363,100
Regis Corp.                COM   758932107    30,619   1,178,100  SH  Defined                   1,070,900  107,200
Republic Services Inc. -   COM   760759100    11,069     527,600  SH  Defined         137,300     390,300
SBS Broadcasting SA        COM   L8137F102    15,317   1,054,834  SH  Defined                     954,785  100,049
Schulman, Inc.             COM   808194104    24,593   1,321,500  SH  Defined                   1,198,900  122,600
Shaw Group Inc.            COM   820280105    36,922   2,244,500  SH  Defined          59,000   2,011,600  173,900
Tecumseh Products Co.- Cl  COM   878895200    34,618     784,450  SH  Defined          25,000     697,650   61,800
Triarc Companies           COM   895927101    25,773     982,200  SH  Defined                     899,500   82,700
Tupperware Corporation     COM   899896104    42,733   2,833,750  SH  Defined         102,700   2,499,950  231,100
UGI Corp.                  COM   902681105    64,556   1,726,550  SH  Defined                   1,576,450  150,100
USA Interactive            COM   902984103    15,869     692,385  SH  Defined          53,760     616,465   22,160
United Stationers Inc      COM   913004107    14,907     517,600  SH  Defined          56,400     437,100   24,100
Valuevision Media Inc. -   COM   92047K107    37,217   2,484,450  SH  Defined                   2,257,400  227,050
Vintage Petroleum Inc      COM   927460105    21,329   2,021,700  SH  Defined                   1,816,400  205,300
Vornado Inc.               COM   929042109     2,950      79,300  SH  Defined          30,000      49,300
Wallace Computer Services  COM   932270101    71,811   3,338,500  SH  Defined          48,000   2,978,000  312,500
Watson Pharmaceuticals     COM   942683103    10,364     366,600  SH  Defined          66,800     299,800
Winn-Dixie Stores Inc      COM   974280109    63,504   4,156,000  SH  Defined          87,100   3,765,800  303,100
Zale Corp.                 COM   988858106    44,181   1,385,000  SH  Defined          57,700   1,226,400  100,900
Inco Ltd.                 PFD CV 453258808     4,739      93,549  SH  Defined          17,817      70,646    5,086
Golden Star Resources (1    WT   38119T100     2,398   2,050,000  SH  Defined                   1,920,600  129,400






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